Cash Flow Information	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash Flow Information [Abstract]
Cash Flow Information

25. Cash Flow Information

(a) Cash used in operations

		Year Ended December 31,
	Notes	2019	2020	2021
		RMB’000	RMB’000	RMB’000
Loss before income tax		(168,625)	(779,225)	(1,305,127)
Adjustments for:
—Interest for lease liabilities	9	53	42	44
—Investment income from wealth management products	8	(798)	(672)	(436)
—Amortization of intangible assets		—	7	43
—Depreciation of property, plant and equipment	12	383	955	3,130
—Depreciation of rights-of-use assets	14	407	481	909
—Share-based compensation expenses	22	3,875	25,190	57,863
—Net foreign exchange differences		(1,368)	6,772	3,309
—Fair value changes of financial instruments with preferred rights	24	59,397	579,286	674,269
—Issuance cost of financial instruments with preferred rights	9	—	2,851	—
—Loss on disposal of property, plant and equipment		—	—	250
Changes in working capital
—Other receivables and prepayments		(3,026)	(9,350)	(16,116)
—Other non-current assets		(1,603)	(3,906)	(8,206)
—Other payables and accruals		1,698	8,558	(11,459)
—Trade payables		19,351	1,850	56,601
Net cash used in operations		(90,256)	(167,161)	(544,926)

(b) Non-cash investing and financing activities

		Year Ended December 31,
	Notes	2019	2020	2021
		RMB’000	RMB’000	RMB’000
Construction payables		—	—	16,576
Fair value changes of financial instruments with preferred rights	24	59,397	579,286	674,269
Share-based compensation to additional Series C preferred shareholder	22	—	19,655	—
		59,397	598,941	690,845

(c) Reconciliation of liabilities arising from financing activities

	Financial
	instruments with
	preferred rights	Lease liability
	RMB’000	RMB’000
At January 1, 2019	573,499	1,274
Cash flows	—	(445)
Interest expenses	—	53
Differences of foreign currency translation	10,112	—
Changes in fair value	59,397	—
At December 31, 2019	643,008	882
Cash flows	923,247	(538)
New leases	—	527
Interest expenses	—	42
Differences of foreign currency translation	(93,688)	—
Changes in fair value	579,286	—
Share-based compensation to additional Series C preferred shareholder	19,655	—
At December 31, 2020	2,071,508	913
Cash flows	—	(805)
New leases	—	641
Interest expenses	—	44
Differences of foreign currency translation	(2,152)	—
Changes in fair value	674,269	—
Conversion to ordinary shares	(2,743,625)	—
At December 31, 2021	—	793